Financial Instruments - Fair value measurements on a recurring basis (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Cross Currency SWAPs	$ 3,167
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cross Currency SWAPs	$ 3,167